Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail)	Jun. 25, 2024 yr $ / shares	Mar. 06, 2024 yr $ / shares	Feb. 07, 2024 yr $ / shares
Additional Grants Under 2020 and 2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 12	$ 12.31	$ 11.15
Underlying share price	$ 12	$ 12.31	$ 11.15
Volatility	93.86%	90.65%	90.65%
Time period (years) | yr	5.5	6.11	6.11
Risk free rate	4.20%	4.08%	4.04%
Dividend yield	0.00%	0.00%	0.00%
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price			$ 11.15
Underlying share price			$ 11.15
Volatility			77.62%
Time period (years) | yr			3.23
Risk free rate			4.12%
Dividend yield			0.00%